Balance Sheet Components - Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
R&D tax credit receivable	$ 47,428	$ 45,632	$ 17,412
Grants receivable	700	753	0
VAT receivable	1,112	1,073	607
Other receivable, net	9	4	5
Total other receivables	$ 49,249	$ 47,462	$ 18,024